Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents (Note 1)	¥ 633,613	¥ 844,580
Short-term investments (Note 2)	20,651	71,863
Trade receivables, net (Note 3)	588,001	625,675
Inventories (Note 4)	501,895	528,167
Prepaid expenses and other current assets (Notes 6, 12 and 17)	313,019	321,648
Total current assets	2,057,179	2,391,933
Noncurrent receivables (Note 18)	29,476	29,785
Investments (Note 2)	67,862	65,176
Property, plant and equipment, net (Notes 5 and 6)	1,219,652	1,269,529
Intangible assets, net (Notes 7 and 8)	241,208	177,288
Goodwill (Notes 7 and 8)	478,943	211,336
Other assets (Notes 6, 11 and 12)	333,453	315,571
Total assets	4,427,773	4,460,618
Current liabilities:
Short-term loans and current portion of long-term debt (Note 9)	688	1,018
Trade payables (Note 10)	278,255	310,214
Accrued income taxes (Note 12)	47,431	57,212
Accrued expenses (Notes 11 and 18)	317,653	345,237
Other current liabilities (Notes 5, 12 and 17)	171,302	207,698
Total current liabilities	815,329	921,379
Long-term debt, excluding current installments (Note 9)	881	1,148
Accrued pension and severance cost (Note 11)	296,262	280,928
Other noncurrent liabilities (Note 7 and 12)	130,838	116,405
Total liabilities	¥ 1,243,310	¥ 1,319,860
Commitments and contingent liabilities (Note 18)
Canon Inc. shareholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2015 and 2014	¥ 174,762	¥ 174,762
Additional paid-in capital	401,358	401,563
Legal reserve (Note 13)	65,289	64,599
Retained earnings (Note 13)	3,365,158	3,320,392
Accumulated other comprehensive income (loss) (Note 14)	(29,742)	28,286
Treasury stock, at cost; 241,690,840 shares in 2015 and 241,931,637 shares in 2014	(1,010,410)	(1,011,418)
Total Canon Inc. shareholders' equity	2,966,415	2,978,184
Noncontrolling interests	218,048	162,574
Total equity	3,184,463	3,140,758
Total liabilities and equity	¥ 4,427,773	¥ 4,460,618